Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	US GLOBAL INVESTORS FUNDS
Central Index Key	0000101507
Amendment Flag	false
Document Creation Date	May 01, 2013
Document Effective Date	May 01, 2013
Prospectus Date	May 01, 2013
Investor Class Prospectus | All American Equity Fund | All American Equity Fund
Risk/Return:
Trading Symbol	GBTFX
Investor Class Prospectus | Holmes Growth Fund | Holmes Growth Fund
Risk/Return:
Trading Symbol	ACBGX
Investor Class Prospectus | MegaTrends Fund | Investors Class Shares
Risk/Return:
Trading Symbol	MEGAX
Investor Class Prospectus | Gold and Precious Metals Fund | Gold and Precious Metals Fund
Risk/Return:
Trading Symbol	USERX
Investor Class Prospectus | World Precious Minerals Fund | World Precious Minerals Fund
Risk/Return:
Trading Symbol	UNWPX
Investor Class Prospectus | Global Resources Fund | Global Resources Fund
Risk/Return:
Trading Symbol	PSPFX
Investor Class Prospectus | Emerging Europe Fund | Emerging Europe Fund
Risk/Return:
Trading Symbol	EUROX
Investor Class Prospectus | Global Emerging Markets Fund | Global Emerging Markets Fund
Risk/Return:
Trading Symbol	GEMFX
Investor Class Prospectus | China Region Fund | China Region Fund
Risk/Return:
Trading Symbol	USCOX
Investor Class Prospectus | Tax Free Fund | Tax Free Fund
Risk/Return:
Trading Symbol	USUTX
Investor Class Prospectus | Near-Term Tax Free Fund | Near-Term Tax Free Fund
Risk/Return:
Trading Symbol	NEARX
Investor Class Prospectus | U.S. Government Securities Savings Fund | U.S. Government Securities Savings Fund
Risk/Return:
Trading Symbol	UGSXX
Investor Class Prospectus | U.S. Treasury Securities Cash Fund | U.S. Treasury Securities Cash Fund
Risk/Return:
Trading Symbol	USTXX
Institutional Class Prospectus | MegaTrends Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	MEGIX
Institutional Class Prospectus | World Precious Minerals Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	UNWIX
Institutional Class Prospectus | Global Resources Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	PIPFX